Assets Held For Sale (Tables)	12 Months Ended
Oct. 25, 2015
Assets Held For Sale
Schedule of assets and liabilities held for sale

Amounts classified as assets and liabilities held for sale at October 25, 2015 are presented on the Company’s Consolidated Statement of Financial Position within their respective accounts, and include the following:

Assets held for sale (in thousands)

Current assets	$ 26,057
Goodwill	51,811
Intangibles	5,389

Property, plant and equipment	31,678

Total assets held for sale	$ 114,935

Liabilities held for sale (in thousands)

Total current liabilities held for sale	$ 3,191